Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Communication Services 1.7%
Interactive Media & Services 1.7%
EverQuote, Inc., Class A(a)	200,115	7,732,444
Total Communication Services		7,732,444
Consumer Discretionary 17.4%
Diversified Consumer Services 0.6%
Vivint Smart Home, Inc.(a)	156,620	2,675,070
Hotels, Restaurants & Leisure 10.8%
Caesars Entertainment, Inc.(a)	254,021	14,240,417
Churchill Downs, Inc.	17,232	2,822,946
GAN Ltd.(a)	282,748	4,778,441
Papa John’s International, Inc.	75,399	6,203,830
Planet Fitness, Inc., Class A(a)	238,205	14,678,192
Texas Roadhouse, Inc.	62,783	3,816,579
Wingstop, Inc.	14,045	1,919,249
Total		48,459,654
Internet & Direct Marketing Retail 2.9%
Etsy, Inc.(a)	88,212	10,729,225
Fiverr International Ltd.(a)	16,620	2,309,848
Total		13,039,073
Specialty Retail 3.1%
Floor & Decor Holdings, Inc.(a)	108,084	8,084,683
Lithia Motors, Inc., Class A	25,002	5,698,956
Total		13,783,639
Total Consumer Discretionary		77,957,436
Energy 0.5%
Energy Equipment & Services 0.2%
Frank’s International NV(a)	440,662	678,619
Oil, Gas & Consumable Fuels 0.3%
Delek U.S. Holdings, Inc.	121,090	1,347,732
Total Energy		2,026,351
Financials 2.9%
Consumer Finance 1.9%
LendingTree, Inc.(a)	28,004	8,594,148
Insurance 0.3%
Goosehead Insurance, Inc., Class A	12,260	1,061,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd.	88,075	3,259,656
Total Financials		12,915,397
Health Care 38.6%
Biotechnology 7.8%
Annexon, Inc.(a)	46,543	1,406,995
Arcutis Biotherapeutics, Inc.(a)	42,748	1,252,517
Arrowhead Pharmaceuticals, Inc.(a)	43,751	1,883,918
Immunomedics, Inc.(a)	97,345	8,277,245
Insmed, Inc.(a)	46,767	1,503,091
Iovance Biotherapeutics, Inc.(a)	27,546	906,814
Natera, Inc.(a)	131,826	9,523,110
Nurix Therapeutics, Inc.(a)	58,454	2,040,629
SpringWorks Therapeutics, Inc.(a)	37,977	1,810,364
Turning Point Therapeutics, Inc.(a)	16,045	1,401,691
Twist Bioscience Corp.(a)	53,574	4,070,017
uniQure NV(a)	27,634	1,017,760
Total		35,094,151
Health Care Equipment & Supplies 12.1%
Acutus Medical, Inc.(a)	32,767	976,457
BioLife Solutions, Inc.(a)	199,335	5,768,755
Cantel Medical Corp.	115,091	5,057,098
GenMark Diagnostics, Inc.(a)	159,590	2,266,178
Glaukos Corp.(a)	68,663	3,400,192
Heska Corp.(a)	85,127	8,409,696
Inari Medical, Inc.(a)	1,278	88,208
Neogen Corp.(a)	112,323	8,789,275
Quidel Corp.(a)	34,237	7,510,913
Quotient Ltd.(a)	436,205	2,242,094
Silk Road Medical, Inc.(a)	42,878	2,881,830
Tandem Diabetes Care, Inc.(a)	59,538	6,757,563
Total		54,148,259
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.9%
Addus HomeCare Corp.(a)	48,842	4,616,057
Amedisys, Inc.(a)	38,836	9,181,995
Chemed Corp.	23,176	11,132,592
HealthEquity, Inc.(a)	115,669	5,941,917
Total		30,872,561
Health Care Technology 2.9%
Accolade, Inc.(a)	124,895	4,854,668
American Well Corp., Class A(a)	36,206	1,073,146
Schrodinger, Inc.(a)	79,625	3,782,984
Teladoc Health, Inc.(a)	15,208	3,334,202
Total		13,045,000
Life Sciences Tools & Services 8.9%
10X Genomics, Inc., Class A(a)	39,908	4,975,729
Adaptive Biotechnologies Corp.(a)	114,869	5,586,080
Berkeley Lights, Inc.(a)	50,792	3,878,477
Bio-Techne Corp.	49,352	12,225,971
Codexis, Inc.(a)	132,240	1,552,498
NeoGenomics, Inc.(a)	174,027	6,419,856
Quanterix Corp.(a)	156,556	5,282,199
Total		39,920,810
Total Health Care		173,080,781
Industrials 14.4%
Aerospace & Defense 1.8%
Aerojet Rocketdyne Holdings, Inc.(a)	102,696	4,096,543
Axon Enterprise, Inc.(a)	42,298	3,836,429
Total		7,932,972
Building Products 1.5%
Simpson Manufacturing Co., Inc.	68,860	6,690,437
Commercial Services & Supplies 2.9%
Casella Waste Systems, Inc., Class A(a)	57,839	3,230,308
Healthcare Services Group, Inc.	241,316	5,195,533
McGrath Rentcorp	80,622	4,804,265
Total		13,230,106
Electrical Equipment 2.0%
Vertiv Holdings Co.(a)	529,174	9,165,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Kornit Digital Ltd.(a)	122,595	7,952,738
Road & Rail 1.8%
Saia, Inc.(a)	64,005	8,073,591
Trading Companies & Distributors 2.6%
SiteOne Landscape Supply, Inc.(a)	96,539	11,772,931
Total Industrials		64,818,069
Information Technology 15.9%
IT Services 1.8%
BigCommerce Holdings, Inc.(a)	1,577	131,364
Euronet Worldwide, Inc.(a)	36,005	3,280,055
Shift4 Payments, Inc., Class A(a)	94,385	4,564,459
Total		7,975,878
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.(a)	100,688	6,337,303
CMC Materials, Inc.	29,210	4,171,480
Ichor Holdings Ltd.(a)	108,346	2,337,023
MKS Instruments, Inc.	20,970	2,290,553
Total		15,136,359
Software 10.7%
Alarm.com Holdings, Inc.(a)	65,644	3,626,831
Alteryx, Inc., Class A(a)	37,692	4,279,927
Avalara, Inc.(a)	95,493	12,160,079
Bill.com Holdings, Inc.(a)	60,375	6,056,216
Blackline, Inc.(a)	44,528	3,991,045
Five9, Inc.(a)	36,480	4,730,726
HubSpot, Inc.(a)	23,456	6,854,547
Medallia, Inc.(a)	161,554	4,429,811
Mimecast Ltd.(a)	41,846	1,963,414
Total		48,092,596
Total Information Technology		71,204,833
Materials 2.7%
Chemicals 1.8%
Balchem Corp.	43,402	4,237,337
Livent Corp.(a)	447,240	4,011,743
Total		8,249,080

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.9%
Worthington Industries, Inc.	95,870	3,909,579
Total Materials		12,158,659
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Coresite Realty Corp.	42,948	5,105,658
STORE Capital Corp.	242,700	6,657,261
Total		11,762,919
Total Real Estate		11,762,919
Total Common Stocks (Cost $336,963,678)		433,656,889

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	9,937,354	9,936,360
Total Money Market Funds (Cost $9,937,243)		9,936,360
Total Investments in Securities (Cost: $346,900,921)		443,593,249
Other Assets & Liabilities, Net		5,130,460
Net Assets		448,723,709

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	6,713,926	138,023,166	(134,800,001)	(731)	9,936,360	4,661	76,152	9,937,354
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020	3